Note 14 - Commitments and Contingencies, Additional Information (Detail) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010
Litigation - legal proceedings provisioned
Restricted deposits for legal proceedings and guarantees	$ 1,767	$ 1,674
Plaintiff: Albacora, Carapeba, Cherne, Espadarte, Marimbá, Marlim, Marlim Sul, Namorado, Pampo and Roncador Fields- Campos Basin
Loss Contingencies [Line Items]
Amount underpaid by concesionaire	224
Maximum exposure for the company	346
Plaintiff: State Revenue Service of Rio de Janeiro
Loss Contingencies [Line Items]
Maximum exposure for the company	1,381
Plaintiff: National Agency for Petroleum, Natural Gas and Biofuel - ANP
Loss Contingencies [Line Items]
Maximum exposure for the company	354
Plaintiff: AMAR - Presidente Getúlio Vargas refinery oil spill
Loss Contingencies [Line Items]
Maximum exposure for the company	98
Plaintiff: The Federal and State of Paraná Prossecutors - Presidente Getúlio Vargas refinery oil spill
Loss Contingencies [Line Items]
Maximum exposure for the company	3,715
Processes for small amounts
Loss Contingencies [Line Items]
Civil actions	67
Labor actions	559
Tax actions	604
Environmental actions	$ 110